Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Gain on Disposal of Discontinued Operations, net of tax	$ 0	$ 0	$ (5,817,807)	$ 0
Sales of Products	608,661	913,941	2,692,152	4,016,058
Which was paid at closing
Sales of Products	8,345,793		8,345,793
Which will be received only if TDG achieves certain quarterly and annual revenue targets from sales of goods and services to military, defense and security organizations
Sales of Products	$ 2,500,000